Investments Accounted for Under Equity Method - Summary of Amounts Included in Financial Statements in Accordance with Group Accounting Principles (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	€ 269	€ 347	€ 472	€ 991
Trades receivables and other	419	355
Inventories	643	591
Other financial assets	179	166
Non-current assets
Property, plant and equipment	1,517	1,477	1,255
Intangible assets	68	79	78
Total Assets	3,711	3,787
Current liabilities
Trade payables and other	930	839
Borrowings	106	107
Non-current liabilities
Borrowings	2,021	2,361
Equity	(319)	(570)	(540)	€ (37)
Total Equity and Liabilities	3,711	3,787
Revenue	5,237	4,743	5,153
Cost of sales	(4,698)	(4,227)	(4,703)
Selling and administrative expenses	(248)	(254)	(245)
Income / (loss) from operations	321	246	(426)
Finance costs	(250)	(172)	(156)
Net loss	(31)	(4)	(552)
Finance income	7	5	€ 1
Constellium-UACJ ABS LLC [member]
Current assets
Cash and cash equivalents	5	6
Trades receivables and other	35	7
Inventories	57	28
Non-current assets
Property, plant and equipment	161	189
Intangible assets	1	1
Total Assets	259	231
Current liabilities
Trade payables and other	34	26
Borrowings	206	129
Non-current liabilities
Borrowings	47	46
Equity	(28)	30
Total Equity and Liabilities	259	231
Revenue	123	15
Cost of sales	(151)	(28)
Selling and administrative expenses	(14)	(8)
Income / (loss) from operations	(42)	(21)
Finance costs	(15)	(6)
Net loss	(57)	(27)
Group Companies and Constellium UACJ ABS LLC [member]
Current assets
Trades receivables and other	15	10
Other financial assets	83	66
Non-current assets
Total Assets	98	76
Non-current liabilities
Revenue	59	13
Net loss	68	20
Fees and recharges	3	3
Finance income	€ 6	€ 4